TRADE PAYABLES	12 Months Ended
Dec. 31, 2018
Disclosure Of TRADE PAYABLES [Abstract]
Disclosure of trade and other payables [text block]
20.	TRADE PAYABLES

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Trade payables	24,329	61,084

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.